SERIES G DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2021
Notes Payable [Abstract]
Schedule of Maturities of Debentures

Composition by repayment schedule as of December 31, 2021:

Details	Interest Rate	2022	2023	Total
Series G Debentures	2.79%	$42,996	$21,495	$64,491
Accretion of carrying amount to principal amount				(409)
Carrying amount				$64,082